Selling and distribution expenses	12 Months Ended
Dec. 31, 2018
Selling, general and administrative expense [abstract]
Selling and distribution expenses

21.      Selling and distribution expenses

This caption is made up as follows:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Advertising and promotion	13,149	14,066	12,240
Personnel expenses, note 22(b)	21,707	17,982	17,096
Third-party services	7,549	7,392	4,551
Other	1,029	1,048	2,507

	43,434	40,488	36,394